RESTATEMENT OF CONSOLIDATED STATEMENTS OF CASH FLOWS (Details) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities
Net income from continuing operations	$ 38,184,241	$ 17,947,404	$ 63,252,540	$ 21,062,278
Adjustments to reconcile net income from continuing operations to net cash from operations:
Depreciation	638,671	183,154	443,361	220,810
Amortization	976,294	1,138,176	1,934,909	1,043,181
Gain on extinguishment of debts	(1,051,013)	(817,513)	(1,666,386)	(987,518)
Common stock issued for services and employee's compensation	181,200	2,139,057	2,229,657	2,139,057
Changes in operating assets and liabilities:
Increase in inventories	(1,842,406)	(4,618,431)	(10,037,494)	(3,018,112)
Increase in deposits and prepaid expenses	(4,783,140)	(10,893,566)	(34,307,276)	(7,374,355)
Decrease (increase) in due to a director	8,264,907	346,076	12,239,470	(6,313,966)
Increase in accounts payable and accrued expenses	2,606,191	(509,997)	3,330,443	833,667
Increase in other payables	3,608,856	9,426,533	1,482,417	16,748,043
Increase in accounts receivable	(29,425,520)	(5,173,526)	(18,142,198)	(18,250,484)
Increase in cost and estimated earnings in excess of billings on uncompleted contracts	1,050,105	(1,966,711)	(1,880,776)	(456,104)
Increase in billings on uncompleted contracts in excess of costs and estimated earnings	(1,867,709)	578,889	827,965	1,962,119
Increase in due from related parties				0
Decrease (increase) in due to related parties				643,529
Decrease (increase) in other receivables	(420,024)	(839,683)	3,734,623	(3,651,677)
Net cash provided by operating activities	16,120,653	9,887,541	38,394,594	4,600,468
Cash flows from investing activities
Purchases of property and equipment	(490,323)	(20,423)	(10,756,744)	(252,346)
Proceeds of disposal of subsidiaries			0	557,700
Investment in unconsolidated equity investee	0	(1,076,489)	0	(1,258,607)
Payment for construction in progress	(13,596,632)	(6,626,688)	(19,185,878)	(1,346,394)
Net cash used in investing activities	(14,086,955)	(11,722,784)	(38,335,971)	(2,299,647)
Cash flows from financing activities
Dividends paid	(951,308)	(134,631)	(134,631)	(573,814)
Net cash (used in) provided by financing activities	(951,308)	1,672,033	6,856,366	(573,814)
Net cash provided by continuing operations			6,914,989	1,727,007
Cash flows from discontinued operations
Net cash provided by operating activities			0	0
Net cash used in investing activities			0	(3,137,885)
Net cash used in financing activities			0	0
Net cash used in discontinued operations			0	(3,137,885)
Effects on exchange rate changes on cash	(115,206)	1,467,667	121,368	(1,091,240)
Increase in cash and cash equivalents	967,184	1,304,457	7,036,357	(2,502,118)
Cash and cash equivalents, beginning of period	8,424,265	1,387,908	1,387,908	3,890,026
Cash and cash equivalents, end of period	9,391,449	2,692,365	8,424,265	1,387,908
Less: cash and cash equivalents at the end of the year - discontinued operation			0	0
Cash and cash equivalents at the end of the year - continuing operations			8,424,265	1,387,908
Scenario, Previously Reported [Member]
Cash flows from operating activities
Net income from continuing operations				21,062,278
Adjustments to reconcile net income from continuing operations to net cash from operations:
Depreciation				220,810
Amortization				1,043,181
Gain on extinguishment of debts				(987,518)
Common stock issued for services and employee's compensation				2,139,057
Changes in operating assets and liabilities:
Increase in inventories				(4,477,682)
Increase in deposits and prepaid expenses				1,499,930
Decrease (increase) in due to a director				(6,313,946)
Increase in accounts payable and accrued expenses				811,258
Increase in other payables				11,798,629
Increase in accounts receivable				(9,567,456)
Increase in cost and estimated earnings in excess of billings on uncompleted contracts				(456,104)
Increase in billings on uncompleted contracts in excess of costs and estimated earnings				1,962,119
Increase in due from related parties				(10,434,519)
Decrease (increase) in due to related parties				643,529
Decrease (increase) in other receivables				(5,721,191)
Net cash provided by operating activities				3,222,375
Cash flows from investing activities
Purchases of property and equipment				(252,346)
Proceeds of disposal of subsidiaries				557,700
Investment in unconsolidated equity investee				(1,258,607)
Payment for construction in progress				(1,346,394)
Net cash used in investing activities				(2,299,647)
Cash flows from financing activities
Dividends paid				(573,814)
Net cash (used in) provided by financing activities				(573,814)
Net cash provided by continuing operations				348,914
Cash flows from discontinued operations
Net cash provided by operating activities				0
Net cash used in investing activities				(3,137,885)
Net cash used in financing activities				0
Net cash used in discontinued operations				(3,137,885)
Effects on exchange rate changes on cash				286,853
Increase in cash and cash equivalents				(2,502,118)
Cash and cash equivalents, beginning of period				3,890,026
Cash and cash equivalents, end of period				1,387,908
Less: cash and cash equivalents at the end of the year - discontinued operation				0
Cash and cash equivalents at the end of the year - continuing operations				1,387,908
Restatement Adjustment [Member]
Changes in operating assets and liabilities:
Increase in inventories				1,459,570	[1]
Increase in deposits and prepaid expenses				(8,874,285)	[2]
Increase in accounts payable and accrued expenses				22,409	[3]
Increase in other payables				4,949,414	[4]
Increase in accounts receivable				(8,683,028)	[5]
Increase in due from related parties				10,434,519	[6]
Decrease (increase) in other receivables				2,069,514	[7]
Cash flows from discontinued operations
Effects on exchange rate changes on cash				$ (1,378,093)	[8]

[1]	HYT's inventories have been excluded from the statement of cash flows.
[2]	HYT's deposits and prepaid expenses of $8,874,285 have been excluded from deposits and prepaid expenses.
[3]	HYT's accounts payable and accrued expenses of $22,409 have been excluded from deposits and prepaid expenses.
[4]	HYT'S other payables have been excluded from the statement of cash flows.
[5]	HYT'S accounts receivable have been excluded from the statement of cash flows.
[6]	HYT's due from related parties have been excluded from the statement of cash flows.
[7]	HYT's other receivables have been excluded from the statement of cash flows.
[8]	The Company has recognized an additional exchange loss due to the correction regarding the HYT disposal.